EMPLOYEE BENEFITS (Details 3) (Bank, USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
KSOP
Employer's contributions to the plan	$ 358,000	$ 302,000	$ 295,000
Beginning January 1, 2011
KSOP
Employer matching contribution, percentage of employee contribution	50.00%
Maximum matching contribution as a percentage of participant's salary	5.00%